LISTING EXPENSE	12 Months Ended
Dec. 31, 2021
Analysis of income and expense [abstract]
LISTING EXPENSE	LISTING EXPENSE On November 18, 2020 the Business Combination Agreement (or Merger Agreement) was executed between CIIG and Arrival. As a result of the completion of the business combination, the shareholders of CIIG exchanged their shares in CIIG for shares in Arrival on March 24, 2021. Additionally, warrants issued by CIIG to its shareholders were cancelled and re-issued by Arrival. As a result of this arrangement, CIIG was merged with Arrival with Arrival being the listed entity. CIIG pre-acquisition by Arrival did not have any operations and did not meet the definition of Business and hence the transaction was accounted an equity transaction in accordance with IFRS 2 “Share based Payments”.

In accordance with the guidance provided by the IFRS Interpretations Committee in March 2013, management identified the difference between the fair value of the shares deemed to have been issued by Arrival and the fair value of the identifiable net assets of CIIG and warrants transferred have been recorded as a Listing expense as a part of the Operating expenses in the Consolidated statement of profit or (loss).

The fair value of the issued shares was determined by multiplying the share price as of the date of the transaction with the shares issued. The warrants issued consisted of private and public warrants. The fair value of the public warrants were determined on the opening quoted price subsequent to the listing. The fair value of the private warrants was determined using a Black Scholes model (please see note 3)

In thousands of euro	2021
Listing expenses
Reverse merger impact in the consolidated statement of profit or (loss) due to IFRS 2 accounting treatment
Fair value of shares issued	1,346,909
Fair Value of Warrants transferred	176,575
Total value of consideration	1,523,484
Less
Fair Value of net asset received	(534,297)
Total reverse merger impact in the consolidated statement of profit or (loss) due to IFRS 2 accounting treatment	989,187
Other expenses directly linked to the listing expense**	16,524
Total listing expense	1,005,711
**Additionally, the company had incurred additional costs of EUR 16,524,000 in relation to the SPAC transaction and reverse merger which has been presented as a part of the Listing expense.